Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS - OPERATING ACTIVITIES:
Net loss	$ (3,724)	$ (2,108)	$ (1,866)
Adjustments for:
Depreciation and amortization	254	134	170
Interest expenses	54	44	45
Interest income	(271)	(118)	(405)
Foreign exchange loss (gain) on cash and cash equivalents	443	(9)
Share of loss of a joint venture	95	79	19
Realization of foreign currency translation reserve on foreign subsidiaries disposed off in 2025	(15)
Loss on sale of fixed assets	3
Changes in operating assets and liabilities
(Increase) Decrease in trade receivables	(54)	169	(202)
Decrease (Increase) in other receivables and prepaid expenses	27	(26)	(256)
Increase (decrease) in accounts payable and accruals	111	18	(106)
Share based payment to a vendor	37
Net cash used in operating activities	(3,040)	(1,817)	(2,601)
CASH FLOWS – INVESTING ACTIVITIES:
Interest received on deposits	288	396	279
Proceeds from short term deposits	1,155	4,000	5,000
Investments in short term deposits		(1,405)	(4,000)
Investment in a joint venture	(75)	(32)	(50)
Purchase of property and equipment	(525)	(33)	(6)
Proceeds from sale of property	72
Net cash provided by investing activities	915	2,926	1,223
CASH FLOWS - FINANCING ACTIVITIES:
Issuance of share capital, net of issuance cost of $272		2,728
Share repurchases	(27)	(50)
Principal elements of lease payments	(144)	(98)	(75)
Interest elements of lease payments	(15)	(3)	(6)
Net cash (used in) provided by financing activities	(186)	2,577	(81)
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(2,311)	3,686	(1,459)
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR	7,845	4,281	5,295
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	488	(122)	445
CASH AND CASH EQUIVALENTS - END OF YEAR	6,022	7,845	4,281
Non-cash Investing and financing activities
Recognition of right of use asset and lease liability (see Note 8)	$ 66	$ 197